Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Marketable securities:
Available-for-sale	¥ 117,763	¥ 136,631
Other investments	10,375	14,395
Marketable securities and other investments (Non-current)	¥ 128,138	¥ 151,026